Provisions - Summary of provisions by major component (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Balance as of April 1, 2019	¥ 83,251
Increase	39,493
Decrease (used during the year)	(40,257)
Decrease (reversed during the year)	(3,349)
Other	(7,357)
Balance as of March 31, 2020	71,781
Balance - Current	59,412	¥ 58,448
Balance - Non-current	12,369	24,803
Product warranty liabilities [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	22,349
Increase	15,237
Decrease (used during the year)	(15,853)
Decrease (reversed during the year)	(1,734)
Other	(4,344)
Balance as of March 31, 2020	15,655
Balance - Current	11,362	15,501
Balance - Non-current	4,293	6,848
Provision for business structure improvement [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	5,326
Increase	1,521
Decrease (used during the year)	(2,106)
Other	(746)
Balance as of March 31, 2020	3,995
Balance - Current	2,531	3,388
Balance - Non-current	1,464	1,938
Asset retirement obligations [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	3,974
Increase	545
Decrease (used during the year)	(170)
Other	(7)
Balance as of March 31, 2020	4,342
Balance - Current	701	209
Balance - Non-current	3,641	3,765
Provision for loss on construction contracts and others [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	20,665
Increase	12,313
Decrease (used during the year)	(11,661)
Decrease (reversed during the year)	(936)
Other	(66)
Balance as of March 31, 2020	20,315
Balance - Current	20,315	20,665
Provision for Commercial Disputes and Litigation [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	23,454
Increase	5,109
Decrease (used during the year)	(9,132)
Decrease (reversed during the year)	(410)
Other	(159)
Balance as of March 31, 2020	18,862
Balance - Current	17,616	15,617
Balance - Non-current	1,246	7,837
Other [member]
Disclosure of other provisions [line items]
Balance as of April 1, 2019	7,483
Increase	4,768
Decrease (used during the year)	(1,335)
Decrease (reversed during the year)	(269)
Other	(2,035)
Balance as of March 31, 2020	8,612
Balance - Current	6,887	3,068
Balance - Non-current	¥ 1,725	¥ 4,415